Equity Incentive Plan - Non Vested Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nonvested Stock
At beginning of period	833,074	466,710
Granted	373,000	487,450
Vested	(194,087)	(121,086)
Forfeited	(16,835)
At end of period	995,152	833,074
Weighted Average Grant Date Market Price
At beginning of period	$ 15.64	$ 25.52
Granted	$ 7.31	$ 7.26
Vested	$ 25.73	$ 20.02
Forfeited	$ 21.6
At end of period	$ 10.44	$ 15.64